Stock-based compensation plans (Details 1) (Stock Acquisition Rights Plan [Member], JPY ¥)	12 Months Ended
Mar. 31, 2011
Stock Acquisition Rights Plan [Member]
Summary of restricted stock rights activity
Number of Shares, Outstanding at beginning of the fiscal year	15,214,400
Weighted-average exercise price, Outstanding at beginning of the fiscal year	¥ 3,743
Number of Shares, Granted	2,334,600
Weighted-average exercise price, Granted	¥ 2,985
Number of Shares, Exercised	(65,200)
Weighted-average exercise price, Exercised	2,653
Number of Shares, Forfeited or expired	(472,400)
Weighted-average exercise price, Forfeited or expired	¥ 3,540
Number of Shares, Outstanding at end of the fiscal year	17,011,400
Number of Shares, Exercisable at end of the fiscal year	12,184,000
Weighted-average exercise price, Outstanding at end of the fiscal year	¥ 3,458
Weighted-average exercise price, Exercisable at end of the fiscal year	¥ 3,739
Weighted-average remaining life, Outstanding at end of the fiscal year	6.20
Weighted-average remaining life, Exercisable at end of the fiscal year	5.10
Total Intrinsic Value, Outstanding at end of the fiscal year	523,000,000
Total Intrinsic Value, Exercisable at end of the fiscal year	¥ 211,000,000